Income taxes - Assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets and liabilities
Assets	$ 9,217	$ 6,908
Liabilities	(1,882)	(1,532)	$ (1,719)
Net deferred tax asset	$ (7,335)	$ (5,376)	$ 4,919